+TYPE       13F-HR
PERIOD     12/31/11
FILER
      CIK    0001278235
      CCC    fmd$iqt4
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME          GABE OLIVERI
      PHONE         212-372-2510
NOTIFY-INTERNET     goliveri@jetcap.com
DOCUMENT
                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington,  D. C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011
Check here if Amendment          [   ];   Amendment Number:
This Amendment (Check only one.):[   ]  is a new restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		      Jet Capital Investors, L.P.
Address:              667 Madison Avenue, 9th Floor
		      New York,  NY 10021

13F File Number:      28-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			     Matthew Mark
Phone:			     212-372-2500
Signature,    Place,  and   Date of Signing:

Matthew Mark,  New York, NY, FEB 13, 2012

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:	     $426,645
                                            (thousands)

List of Other Included Managers:

NONE

       Form 13F Information Table
                                                          Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole     Shared   None
AMERICAN TOWER CORP            CL A            	029912201    4801    80000   SH        Defined              80000
BP PLC                         SPONSORED ADR   	055622104   50390  1178987   SH        Defined            1178987
CHEMTURA CORPORATION           COM NEW         	163893209     227    20000   SH        Defined              20000
CLINICAL DATA - FRX-CVR        SPONSORED ADR   	187CVR980     190   200000   SH        Defined             200000
CSR PLC-ADR                    COM NEW         	12640Y205    2399   209902   SH        Defined             209902
EL PASO CORP                   COM             	28336l109   45169  1700000   SH        Defined            1700000
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN  	29273V100   12892   317695   SH        Defined             317695
ENZON PHARMACEUTICALS INC      COM             	293904108    4302   642105   SH        Defined             642105
FIBROCELL SCIENCE INC          COM             	315721100       8    20000   SH        Defined              20000
HARVEST NATURAL RESOURCES IN   COM             	41754V103   13853  1877100   SH        Defined            1877100
HERTZ GLOBAL HOLDINGS INC      COM             	42805T105    1172   100000   SH        Defined             100000
MEDCO HEALTH SOLUTIONS INC     COM             	58405U102   55370   990519   SH        Defined             990519
SANOFI                         RIGHT 12/31/2020	80105N113     471   392590   SH        Defined             392590
SIGA PTECHNOLOGIES INC         COM             	826917106    3920  1555410   SH        Defined            1555410
SOUTHERN UN CO NEW             COM             	844030106   40863   970383   SH        Defined             970383
GENERAL MTRS CO                *W EXP 07/10/201	37045V118      59     5051   SH        Defined               5051
GENERAL MTRS CO                *W EXP 07/10/201	37045V126      39     5051   SH        Defined               5051
HUGHES TELEMATICS INC WTS - STR*W              	444486110       1   295950   SH        Defined             295950
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201	76131N119    2421  3315995   SH        Defined            3315995
CME GROUP INC                  COM             	12572Q105    8528    35000   SH  CALL  Defined              35000
CENTERPOINT ENERGY INC         COM             	15189T107    3014   150000   SH  CALL  Defined             150000
EXPRESS SCRIPTS INC            COM             	302182100    6704   150000   SH  CALL  Defined             150000
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN  	29273V100   18196   448400   SH  CALL  Defined             117700
E TRADE FINANCIAL CORP         COM NEW         	269246401    1592   200000   SH  CALL  Defined             200000
IRON MTN INC                   COM             	462846106    6160   200000   SH  CALL  Defined             100000
KINDER MORGAN INC DEL          COM             	49456B101    6112   190000   SH  CALL  Defined             190000
LORILLARD INC                  COM             	544147101   22800   200000   SH  CALL  Defined             200000
MOTOROLA MOBILITY HLDGS INC    COM             	620097105     501    12900   SH  CALL  Defined              12900
MCMORAN EXPLORATION CO         COM             	582411104     146    10000   SH  CALL  Defined              10000
NUVASIVE INC                   COM             	670704105     886    70400   SH  CALL  Defined              70400
SANOFI                         RIGHT 12/31/2020	80105N113     520   433700   SH  CALL  Defined             416600
SUNPOWER CORP                  COM             	867652406      62    10000   SH  CALL  Defined              10000
PHARMASSET INC                 COM             	71715N106   82433   643000   SH  CALL  Defined             543000
SELECT SECTOR SPDR TR          SBI INT-ENERGY  	81369Y506   21430   310000   SH  CALL  Defined             150000
ISHARES TR                     FTSE CHINA25 IDX	464287184    3487   100000   SH  PUT   Defined             100000
REYNOLDS AMERICAN INC          COM             	761713106    4142   100000   SH  PUT   Defined             100000
SUNPOWER CORP                  COM             	867652406       2      400   SH  PUT   Defined                400
SELECT SECTOR SPDR TR          SBI INT-ENERGY  	81369Y506    1383    20000   SH  PUT   Defined              20000